FINANCE COSTS, NET (Tables)	9 Months Ended
Sep. 30, 2026
Finance Costs [Abstract]
Schedule of Finance Cost

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Interest Expense – Short-Term Borrowings and Long-Term Debt	96	75	337	231
Interest Expense – Lease Liabilities (Note 13)	44	43	134	126
Unwinding of Discount on Decommissioning Liabilities (Note 15)	64	63	192	179
Other	8	24	23	40
Capitalized Interest	(27)	(23)	(79)	(61)
Finance Costs	185	182	607	515
Interest Income	(38)	(28)	(85)	(111)
	147	154	522	404